FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
9.	FAIR VALUE MEASUREMENTS

Accounting standards define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standards also establish a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Under GAAP, there are three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices for identical assets or liabilities in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company uses the following valuation methodologies for financial instruments measured at fair value on a recurring basis.

Derivative Instruments – Derivative instruments are accounted for as either assets or liabilities and are carried at fair value. The fair value for fuel derivative options and swaps is determined utilizing an option pricing model that uses inputs that are readily available in active markets or can be derived from information available in active markets and are classified within Level 2.

The following table summarizes the assets and liabilities measured at fair value on a recurring basis:

	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Fuel Derivative Contracts	$—	$1,598	$—	$1,598
Total Assets measured at fair value on a recurring basis	$—	$1,598	$—	$1,598

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Fuel Derivative Contracts	$—	$1,174	$—	$1,174
Total Liabilities measured at fair value on a recurring basis	$—	$1,174	$—	$1,174

Certain assets are measured at fair value on a nonrecurring basis. The Company’s non-financial assets, which primarily consist of property and equipment, goodwill and other intangible assets are not required to be measured at fair value on a recurring basis and are reported at carrying value. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying value may not be recoverable, non-financial assets are assessed for impairment and, if applicable, written down to fair value using significant unobservable inputs, classified as Level 3.

The Company’s debt portfolio consists of 2019-1 EETC certificates, borrowings under the Delayed Draw Term Loan Facility, and fixed-rate notes payable. See Note 7 for debt fair values.

13. FAIR VALUE MEASUREMENTS

Accounting standards define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standards also establish a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Under GAAP, there are three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices for identical assets or liabilities in active markets.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company uses the following valuation methodologies for financial instruments measured at fair value on a recurring basis.

Derivative Instruments—Derivative instruments are accounted for as either assets or liabilities and are carried at fair value. The fair value for fuel derivative options and swaps is determined utilizing an option pricing model that uses inputs that are readily available in active markets or can be derived from information available in active markets and are classified within Level 2.

The following table summarizes the assets and liabilities measured at fair value on a recurring basis:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities
Fuel Derivative Contracts	$—	$1,173	$—	$1,173
Total Liabilities measured at fair value on a recurring basis	$—	$1,173	$—	$1,173

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Fuel Derivative Contracts	$—	$2,233	$—	$2,233
Total Assets measured at fair value on a recurring basis	$—	$2,233	$—	$2,233

Certain assets are measured at fair value on a nonrecurring basis. The Company’s non-financial assets, which primarily consist of property and equipment, goodwill and other intangible assets are not required to be measured at fair value on a recurring basis and are reported at carrying value. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying may not be recoverable, non-financial assets are assessed for impairment and, if applicable, written down to fair value using significant unobservable inputs, classified as Level 3.

The Company’s debt portfolio consists of EETC certificates and notes payable. See Note 9 for debt fair values.